Impairment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Impairment
Impairment and assets held for sale

13. Impairment

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Right-of-use assets (i)	$2,694,999	$72,529	$3,985,590	$820,616
Impairment (ii)	119,443,343	485,528,592	119,443,343	485,528,592
Non-THC business (iii)	-	-	-	58,030,387
Assets held for sale (Note 14 (b))	5,676,965	-	6,815,904	16,120,633
	$127,815,307	$485,601,121	$130,244,837	$560,500,228

(i) Right of use assets – During the three and nine months ended September 30, 2022, the Company recorded impairment of $2,694,999 and $3,985,590, respectively related to properties which are no longer being used by the Company.

(ii) Impairment of long-lived assets –

At each reporting period end, the Company considers if there have been any triggers that indicate that its long-lived assets are not recoverable. Based on the softening of the California cannabis market and cost pressures due to higher US inflation during the three months ended September 30, 2022, the Company determined that an impairment test was appropriate.

The following table outlines the impairment of long-lived assets by class of asset, recognized during the three and nine months ended September 30, 2022 as a result of impairment testing:

Asset	Carrying value before impairment	Carrying value after impairment	Total impairment loss
Right of use assets	$1,680,224	$825,424	$854,800
License	52,304,385	9,699,829	42,604,556
Brand	78,189,441	23,624,000	54,565,441
Goodwill	21,418,546	-	21,418,546
	$153,592,596	$34,149,253	$119,443,343

The impairment test for long-lived assets is a two-step test, whereby management first determines the recoverable amount (undiscounted cash flows) of each asset group. If the recoverable amount is lower than the carrying value, impairment is indicated. For those asset groups where impairment is indicated, the Company then determines the fair value of each of those asset groups and allocates the impairment to the long-lived assets within that asset group. The assets are not written down below their individual fair value.

The fair value of each asset group was determined using a combination of a market and income approach. For the purposes of allocation of impairment, the fair value of the specific assets that were impaired was determined using a market approach. The key assumptions used are as follows:

Asset	Approach	Discount Rate	Forecasted Sales Growth Rate	Terminal Value Growth Rate
Right of use assets	Market	N/A	N/A	N/A
License	Market	N/A	N/A	N/A
Brand	Income	11.75%	Average of 4%	3%

Impairment of goodwill

The Company conducts goodwill impairment testing annually during the third quarter, or more often if events, changes or circumstances indicated that it is more likely than not that the fair value of a reporting unit is lower than its carrying amount. At the time of the annual impairment test, the Company determined that the existence of impairment on certain long-lived assets, together with the softening of the California cannabis market, cost pressures due to higher US inflation and changes in market expectations of cash flows since the Company acquired the goodwill, indicated the fair value of its reporting unit might be lower than the carrying value.

As at September 30, 2022, the Company identified one reporting unit and allocated the carrying value of goodwill to the reporting unit:

Direct-to-consumer (“DTC”)	$21,418,546

(iii) Non-THC business – In February 2021, the Company became committed to a plan to sell its non-THC business, which was acquired as part of the Caliva and OGE and LCV acquisitions on January 15, 2021. As a result of the decision to sell, the assets were tested for impairment and an impairment loss of $58,030,387 was recognized.

The Company determined the fair value of the reporting unit and compared it to the carrying value. The fair value of the reporting unit was determined using a discounted cash flow technique based on the following key assumptions:

Reporting unit	Discount Rate	Forecasted Sales Growth Rate	Terminal Value Growth Rate
DTC	10.75%	Average of 4%	3%

As a result of the impairment test, goodwill impairment of $21,418,546 has been recognized during the three and nine months ended September 30, 2022.

16. Impairment

	December 31, 2021	December 31, 2020
Non-THC business (i)	$5,555,437	$—
Assets held for sale (ii)	1,995,945	—
Impairment (Note 10)	646,765,918	—
	$654,317,300	$—

(i)

In February 2021, the Company became committed to a plan to sell its non-THC business, which was acquired as part of the Caliva and OGE and LCV acquisitions on January 15, 2021 (Note 3). As a result of the decision to sell, the assets were tested for impairment and an impairment loss of $5,555,437 of goodwill was recognized. The disposal group did not represent a separate major line of business, and for that reason it has not been disclosed as discontinued operations for the year ended December 31, 2021. During year ended December 31, 2021, the Company disposed of the non-THC business. Refer to Note 26 for further details.

(ii)

In May 2021, the Company became committed to a plan to sell three licenses and transfer the associated leases, which were acquired as part of the Caliva and OGE and LCV acquisitions on January 15, 2021 (Note 3). Prior to reclassification to assets held for sale, the assets were tested for impairment. As a result, an impairment loss of $237,431 was recognized on the licenses and $275,320 on the right-of-use assets. One of the licenses was subsequently sold. Refer to Note 26 for further details.

As at December 31, 2021, the Company determined that it was no longer committed to a plan to sell the remaining two licenses and transfer the associated lease, and as a result the Company has reclassified these assets and liabilities to held-for-use.

Prior to reclassification, the assets were written down to their fair value resulting in an impairment loss of $400,000 on the license and $1,083,194 on the right-of-use asset.